FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Company measures its cash equivalents, marketable securities, derivative instruments and contingent consideration at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2 since these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. The liability with respect to contingent consideration regarding SecurityDAM Ltd. acquisition is classified within Level 3, as this liability is valued using valuation techniques. Some of the inputs to these models are unobservable in the market.

The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2022, and 2021:

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$3,642	$-	$-	$3,642

Available-for-sale:

Foreign banks and government debentures	-	33,539	-	33,539
Corporate debentures	-	100,789	-	100,789

Total financial assets	$3,642	$134,328	$-	$137,970

Liabilities
Derivative instruments	$-	$632	$-	$632
Contingent consideration	-	-	8,281	8,281

Total financial liabilities	$-	$632	$8,281	$8,913

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$488	$-	$-	$488

Marketable securities:

Foreign banks and government debentures	-	52,412	-	52,412
Corporate debentures	-	85,309	-	85,309

Total financial assets	$488	$137,721	$-	$138,209

The table below presents the changes in Level 3 contingent consideration obligation measured on a recurring basis and related to business combination of SecurityDAM Ltd. in February 2022:

December 31, 2022

Fair value at the beginning of the year	$-
Acquisition date fair value of contingent consideration related to investment in SecurityDAM Ltd. (see Note 3)	9,525
Changes in the fair value of contingent consideration in SecurityDAM Ltd.	819
Reclassification of payable related to contingent consideration to other payables and accrued expenses (see Note 10)	(2,063)

Fair value at the end of the year	$8,281

The fair value of the contingent consideration related to the investment in SecurityDAM Ltd. was $8,281 as of December 31, 2022. The Company estimated the fair value of the contingent consideration using a predetermined percentage (as detailed in the agreement) out of expected revenues with a discount rate of between 9.32-10.4%.

Changes in the contingent consideration are recorded in the consolidated statements of income (loss) in operating expenses under general and administrative expenses.